UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

T. Rowe Price Equity/Income Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                    T. ROWE PRICE
                                                                                    EQUITY/INCOME
                                                                                      PORTFOLIO
                                                                                  -------------------
                                                                                  -------------------
ASSETS:
     Investments in securities, market value  (1)                               $        536,670,894
     Cash                                                                                    184,874
     Dividends receivable                                                                  1,064,649
                                                                                  -------------------
                                                                                  -------------------

     Total assets                                                                        537,920,417
                                                                                  -------------------
                                                                                  -------------------

LIABILITIES:

     Due to investment adviser                                                               376,006
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        537,544,411
                                                                                  ===================
                                                                                  ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                              $          3,607,876
     Additional paid-in capital                                                          531,230,240
     Net unrealized appreciation on investments                                           11,335,633
     Undistributed net investment income                                                     106,086
     Accumulated net realized loss on investments                                         (8,735,424)
                                                                                  -------------------
                                                                                  -------------------

NET ASSETS                                                                      $        537,544,411
                                                                                  ===================
                                                                                  ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                           $              14.90
                                                                                  ===================
                                                                                  ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          400,000,000
     Outstanding                                                                          36,078,757

(1)  Cost of investments in securities:                                         $        525,335,261

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                    T. ROWE PRICE
                                                                                    EQUITY/INCOME
                                                                                      PORTFOLIO
                                                                                   -------------------
                                                                                   -------------------
INVESTMENT INCOME:
      Interest                                                                   $             87,077
      Income from securities lending                                                            1,774
      Dividends                                                                             5,555,276
      Foreign withholding tax                                                                 (32,005)
                                                                                   -------------------
                                                                                   -------------------

      Total income                                                                          5,612,122
                                                                                   -------------------
                                                                                   -------------------

EXPENSES:

      Audit fees                                                                                6,997
      Bank and custodial fees                                                                   9,143
      Investment administration                                                                39,518
      Management fees                                                                       1,731,708
      Other expenses                                                                           20,665
                                                                                   -------------------
                                                                                   -------------------

      Total expenses                                                                        1,808,031

      Less amount reimbursed by investment adviser                                             11,344
                                                                                   -------------------
                                                                                   -------------------

      Net expenses                                                                          1,796,687
                                                                                   -------------------
                                                                                   -------------------

NET INVESTMENT INCOME                                                                       3,815,435
                                                                                   -------------------
                                                                                   -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                     (7,823,200)
      Change in net unrealized depreciation on investments                                 46,849,387
                                                                                   -------------------
                                                                                   -------------------

      Net realized and unrealized gain on investments                                      39,026,187
                                                                                   -------------------
                                                                                   -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $         42,841,622
                                                                                   ===================
                                                                                   ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                    T. ROWE PRICE
                                                                                    EQUITY/INCOME
                                                                                      PORTFOLIO
                                                                       -------------------------------
                                                                       -------------------------------
                                                                           2003             2002
                                                                       --------------   --------------
                                                                       --------------   --------------
                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $     3,815,435  $     5,041,709
     Net realized gain (loss) on investments                              (7,823,200)       2,574,022
     Change in net unrealized depreciation on investments                 46,849,387      (41,130,841)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase (decrease) in net assets resulting from operations      42,841,622      (33,515,110)
                                                                       --------------   --------------
                                                                       --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           (3,709,349)      (5,115,702)
     From net realized gains                                                               (3,543,227)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Total distributions                                                  (3,709,349)      (8,658,929)
                                                                       --------------   --------------
                                                                       --------------   --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                   163,381,808      294,948,600
     Reinvestment of distributions                                         3,709,349        8,658,929
     Redemptions of shares                                              (100,660,509)     (54,074,910)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase in net assets resulting from share transactions         66,430,648      249,532,619
                                                                       --------------   --------------
                                                                       --------------   --------------

     Total increase in net assets                                        105,562,921      207,358,580

NET ASSETS:
     Beginning of period                                                 431,981,490      224,622,910
                                                                       --------------   --------------
                                                                       --------------   --------------

     End of period (1)                                               $   537,544,411  $   431,981,490
                                                                       ==============   ==============
                                                                       ==============   ==============

OTHER INFORMATION:

SHARES:  (2)

     Sold                                                                 11,759,272       20,796,854
     Issued in reinvestment of distributions                                 248,950          620,986
     Redeemed                                                             (7,521,736)      (3,775,089)
                                                                       --------------   --------------
                                                                       --------------   --------------

     Net increase                                                          4,486,486       17,642,751
                                                                       ==============   ==============
                                                                       ==============   ==============

(1) Including undistributed net investment income                    $       106,086  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended             Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED
Net Asset Value, Beginning of Period $  13.67 $    16.10 $    16.64 $    16.55 $    17.80  $    17.60

Income from Investment Operations

Net investment income                    0.10       0.12       0.23       0.32       0.34        0.37
Net realized and unrealized gain (loss)  1.23      (2.33)      0.02       1.68       0.24        1.18
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From                 1.33      (2.21)      0.25       2.00       0.58        1.55
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------
    Investment Operations

Less Distributions

From net investment income              (0.10)     (0.12)     (0.23)     (0.32)     (0.34)      (0.37)
From net realized gains                            (0.10)     (0.56)     (1.59)     (1.49)      (0.98)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.10)     (0.22)     (0.79)     (1.91)     (1.83)      (1.35)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     14.90 $    13.67 $    16.10 $    16.64 $    16.55  $    17.80
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            9.76% o  (13.06%)     1.66%     12.90%      3.39%       8.93%

Net Assets, End of Period ($000)  $   537,544 $  431,981 $  224,623 $  173,562 $  189,500  $  209,703

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              0.83% *    0.85%      0.88%      0.90%      0.88%       0.88%
    - After Reimbursement #             0.83% *    0.85%      0.88%      0.90%      0.88%       0.88%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement              1.76% *    1.73%      1.47%      1.99%      1.84%       2.14%
    - After Reimbursement #             1.76% *    1.73%      1.47%      1.99%      1.84%       2.14%

Portfolio Turnover Rate                10.57% o   18.41%     25.20%     37.73%     44.02%      32.30%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.80% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.95% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $106,038,729 and $45,144,150, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $527,707,125. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $37,390,393 and gross depreciation of securities in which there was an excess of tax cost over value of $28,426,624, resulting in net appreciation of $8,963,769.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

T.Rowe Price Equity/Income Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 3.07%
     90,300 Boeing Co                                                  3,099,096
     49,600 Lockheed Martin Corp                                       2,359,472
     91,400 Raytheon Co                                                3,001,576
    199,400 Rockwell Collins                                           4,911,222
    132,100 Rockwell International Corp                                3,149,264
                                                                     $16,520,630

AUTO PARTS & EQUIPMENT --- 0.64%
    108,550 Genuine Parts Co                                           3,474,686
                                                                      $3,474,686

AUTOMOBILES --- 0.40%

    195,600 Ford Motor Co                                              2,149,644
                                                                      $2,149,644

BANKS --- 7.40%

    209,010 Bank One Corp                                              7,770,992
     70,300 Bank of America Corp                                       5,555,809
    224,404 FleetBoston Financial Corp                                 6,667,043
    188,600 Mellon Financial Corp                                      5,233,650
     94,400 Mercantile Bankshares Corp                                 3,717,472
     90,700 National City Corp                                         2,966,797
     70,900 Northern Trust Corp                                        2,962,911
     66,200 Wells Fargo & Co                                           3,336,480
     50,300 Wilmington Trust Corp                                      1,476,305
                                                                     $39,687,459

BROADCAST/MEDIA --- 1.03%

    183,362 Comcast Corp*                                              5,533,865
                                                                      $5,533,865

CHEMICALS --- 2.86%

    165,300 Dow Chemical Co                                            5,117,688
    141,700 EI du Pont de Nemours & Co                                 5,900,388
     93,600 Great Lakes Chemical Corp                                  1,909,440
    242,200 Hercules Inc*                                              2,397,780
                                                                     $15,325,296

COMMUNICATIONS - EQUIPMENT --- 0.19%
    499,100 Lucent Technologies Inc*                                   1,013,173
                                                                      $1,013,173

COMPUTER HARDWARE & SYSTEMS --- 1.30%
    326,406 Hewlett-Packard Co                                         6,952,448
                                                                      $6,952,448

COMPUTER SOFTWARE & SERVICES --- 1.26%
    141,700 Cisco Systems Inc*                                         2,364,973
    170,700 Microsoft Corp                                             4,371,627
                                                                      $6,736,600

CONGLOMERATES --- 1.83%

    341,600 General Electric Co                                        9,797,088
                                                                      $9,797,088

COSMETICS & PERSONAL CARE --- 1.33%
    118,200 Gillette Co                                                3,765,852
    106,200 International Flavors & Fragrances Inc                     3,390,966
                                                                      $7,156,818

ELECTRIC COMPANIES --- 3.66%
    177,700 Constellation Energy Group                                 6,095,110
    224,100 Duke Energy Corp                                           4,470,795
     80,110 FirstEnergy Corp                                           3,080,230
     37,795 PPL Corp                                                   1,625,185
    194,200 TXU Corp                                                   4,359,790
                                                                     $19,631,110

ELECTRONIC INSTRUMENT & EQUIP --- 2.40%
    169,811 Cooper Industries Inc                                      7,013,194
     51,800 Emerson Electric Co                                        2,646,980
     97,000 Hubbell Inc Class B                                        3,210,700
                                                                     $12,870,874

ELECTRONICS - SEMICONDUCTOR --- 1.30%
    380,328 Agere Systems Inc Class A*                                   886,164
     54,685 Agere Systems Inc Class B*                                   125,776
    381,600 Motorola Inc                                               3,598,488
    134,700 Texas Instruments Inc                                      2,370,720
                                                                      $6,981,148

FINANCIAL SERVICES --- 4.33%
    151,200 American Express Co                                        6,321,672
    106,133 Citigroup Inc                                              4,542,492
     66,100 Fannie Mae (nonvtg)                                        4,457,784
    155,980 JP Morgan Chase & Co                                       5,331,396
     49,100 Moody's Corp                                               2,588,061
                                                                     $23,241,405

FOOD & BEVERAGES --- 3.17%
     49,300 Brown-Forman Corp                                          3,875,966
    188,700 Campbell Soup Co                                           4,623,150
     82,600 General Mills Inc                                          3,916,066
     21,300 Hershey Foods Corp                                         1,483,758
     48,800 Kellogg Co                                                 1,677,256
     52,000 McCormick & Co Inc (nonvtg)                                1,414,400
                                                                     $16,990,596

GOLD, METALS & MINING --- 0.17%
     36,400 Alcoa Inc                                                    928,200
                                                                        $928,200

HEALTH CARE RELATED --- 1.75%
    346,100 Bristol-Myers Squibb Co                                    9,396,615
                                                                      $9,396,615

HEAVY TRUCKS & PARTS --- 0.49%
     33,400 Eaton Corp                                                 2,625,574
                                                                      $2,625,574

HOTELS/MOTELS --- 1.56%

    260,300 Hilton Hotels Corp                                         3,329,237
    177,152 Starwood Hotels & Resorts Worldwide Inc                    5,064,776
                                                                      $8,394,013

HOUSEHOLD GOODS --- 2.38%
     49,700 Black & Decker Corp                                        2,159,465
     80,200 Clorox Co                                                  3,420,530
     94,100 Kimberly-Clark Corp                                        4,906,374
     82,300 Stanley Works                                              2,271,480
                                                                     $12,757,849

INSURANCE RELATED --- 6.65%
     56,382 American International Group Inc                           3,111,159
     79,500 Aon Corp                                                   1,914,360
     94,800 CIGNA Corp                                                 4,449,912
     75,900 Chubb Corp                                                 4,554,000
     63,352 John Hancock Financial Services Inc                        1,946,807
    129,627 Lincoln National Corp                                      4,618,610
     50,900 Prudential Financial Inc                                   1,712,785
    160,600 SAFECO Corp                                                5,665,968
    103,472 St Paul Cos Inc                                            3,777,763
    294,100 UnumProvident Corp                                         3,943,881
                                                                     $35,695,245

LEISURE & ENTERTAINMENT --- 2.70%
    495,200 AOL Time Warner Inc*                                       7,967,768
    329,600 Walt Disney Co                                             6,509,600
                                                                     $14,477,368

MANUFACTURING --- 3.05%

    342,400 Honeywell International Inc                                9,193,440
    217,000 Pall Corp                                                  4,882,500
    121,300 Tyco International Ltd                                     2,302,274
                                                                     $16,378,214

MEDICAL PRODUCTS --- 1.31%
    165,100 Baxter International Inc                                   4,292,600
     70,900 Becton Dickinson & Co                                      2,754,465
                                                                      $7,047,065

MISCELLANEOUS --- 0.92%

     94,300 Fortune Brands Inc                                         4,922,460
                                                                      $4,922,460

OFFICE EQUIPMENT & SUPPLIES --- 0.22%
    112,600 Xerox Corp*                                                1,192,434
                                                                      $1,192,434

OIL & GAS --- 9.78%
    106,400 Amerada Hess Corp                                          5,232,752
    141,422 BP PLC sponsored ADR                                       5,942,552
     53,500 Baker Hughes Inc                                           1,795,995
    146,822 ChevronTexaco Corp                                        10,600,548
    326,196 Exxon Mobil Corp                                          11,713,698
     94,350 Marathon Oil Corp                                          2,486,123
    151,000 Royal Dutch Petroleum Co NY Shrs                           7,039,620
     71,100 Schlumberger Ltd                                           3,382,227
    149,600 Unocal Corp                                                4,292,024
                                                                     $52,485,539

PAPER & FOREST PRODUCTS --- 1.51%
    188,883 International Paper Co                                     6,748,790
     55,700 MeadWestvaco Corp                                          1,375,790
                                                                      $8,124,580

PHARMACEUTICALS --- 5.62%

     75,700 Abbott Laboratories                                        3,312,632
    228,400 Merck & Co Inc                                            13,829,620
    295,100 Schering-Plough Corp                                       5,488,860
    165,200 Wyeth                                                      7,524,860
                                                                     $30,155,972

PHOTOGRAPHY/IMAGING --- 0.77%

    150,300 Eastman Kodak Co                                           4,110,705
                                                                      $4,110,705

POLLUTION CONTROL --- 0.96%
    214,930 Waste Management Inc                                       5,177,664
                                                                      $5,177,664

PRINTING & PUBLISHING --- 3.44%
    141,600 Dow Jones & Co Inc                                         6,093,048
     90,800 Knight-Ridder Inc                                          6,258,844
     41,300 New York Times Co Class A                                  1,879,150
     86,300 RR Donnelley & Sons Co                                     2,255,882
    145,900 Reader's Digest Association Inc Class A                    1,966,732
                                                                     $18,453,656

RAILROADS --- 1.98%

    197,600 Norfolk Southern Corp                                      3,793,920
    118,050 Union Pacific Corp                                         6,849,261
                                                                     $10,643,181

REAL ESTATE --- 0.69%
     94,596 Simon Property Group Inc REIT                              3,692,082
                                                                      $3,692,082

RESTAURANTS --- 1.26%

    306,600 McDonald's Corp                                            6,763,596
                                                                      $6,763,596

RETAIL --- 2.50%

    200,700 Home Depot Inc                                             6,647,184
     41,700 JC Penney Co Inc                                             702,645
    144,000 May Department Stores Co                                   3,205,440
    236,100 Toys R Us Inc*                                             2,861,532
                                                                     $13,416,801

SPECIALIZED SERVICES --- 0.46%
     60,600 Dun & Bradstreet Corp*                                     2,490,660
                                                                      $2,490,660

TELEPHONE & TELECOMMUNICATIONS --- 6.42%
    106,200 ALLTEL Corp                                                5,120,964
    188,750 AT&T Corp                                                  3,633,438
    942,800 Qwest Communications International Inc*                    4,506,584
    235,813 SBC Communications Inc                                     6,025,022
    282,900 Sprint Corp                                                4,073,760
    280,586 Verizon Communications                                    11,069,116
                                                                     $34,428,884

TOBACCO --- 1.50%

     82,450 Altria Group Inc                                           3,746,528
    123,000 UST Inc                                                    4,308,690
                                                                      $8,055,218

TOYS --- 0.77%

    236,200 Hasbro Inc                                                 4,131,138
                                                                      $4,131,138

UTILITIES --- 1.13%

    217,400 El Paso Corp                                               1,756,592
    225,600 NiSource Inc                                               4,286,400
                                                                      $6,042,992

TOTAL COMMON STOCK --- 96.16%                                       $516,050,545
(Cost $505,015,888)

PREFERRED STOCK

COMMUNICATIONS - EQUIPMENT --- 0.28%
      1,490 Lucent Technologies Inc                                    1,523,161
                                                                      $1,523,161

FINANCIAL SERVICES --- 0.10%
     12,500 Ford Motor Co Capital Trust II                               542,188
                                                                        $542,188

TOTAL PREFERRED STOCK --- 0.38%                                       $2,065,349
(Cost $1,764,373)

SHORT-TERM INVESTMENTS

AGENCY --- 3.5%

 18,555,000 Fannie Mae

               0.790%, July 1, 2003                                   18,555,000

TOTAL SHORT-TERM INVESTMENTS --- 3.46%                               $18,555,000
(Cost $18,555,000)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100%                 $536,670,894
(Cost $523,335,261)

Legend

ADR - American Depository Receipt
REIT - Real Estate Investment Trust
*  Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003